Baird Mid Cap Growth Fund
Schedule of Investments, September 30, 2022 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	302,852	$43,604,631	2.3%
Banks
Pinnacle Financial Partners, Inc.	516,515	41,889,367	2.2%
Building Products
Advanced Drainage Systems, Inc.	348,767	43,376,152	2.3%
Trex Co., Inc. (1)	381,725	16,772,996	0.9%
		60,149,148	3.2%
Capital Markets
MSCI, Inc.	79,377	33,480,425	1.8%
Commercial Services & Supplies
Copart, Inc. (1)	372,542	39,638,469	2.1%
Communications Equipment
Arista Networks, Inc. (1)	340,024	38,385,309	2.0%
Distributors
Pool Corp.	138,249	43,992,214	2.4%
Electrical Equipment
Generac Holdings, Inc. (1)	187,875	33,468,052	1.8%
Electronic Equipment, Instruments & Components
CDW Corp.	248,823	38,836,294	2.1%
Keysight Technologies, Inc. (1)	337,382	53,090,430	2.8%
		91,926,724	4.9%
Food Products
Lamb Weston Holdings, Inc.	603,628	46,708,735	2.5%
Health Care Equipment & Supplies
Align Technology, Inc. (1)	135,418	28,046,422	1.5%
DexCom, Inc. (1)	386,946	31,164,631	1.6%
IDEXX Laboratories, Inc. (1)	102,900	33,524,820	1.8%
Insulet Corp. (1)	171,647	39,375,822	2.1%
ResMed, Inc.	177,748	38,802,388	2.1%
		170,914,083	9.1%
Health Care Technology
Doximity, Inc. (1)	899,309	27,177,118	1.5%
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (1)	22,014	33,081,759	1.8%
Household Durables
DR Horton, Inc.	361,472	24,345,139	1.3%
Insurance
Kinsale Capital Group, Inc.	77,554	19,808,843	1.1%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	158,062	15,826,748	0.8%
IT Services
Broadridge Financial Solutions, Inc.	265,365	38,297,477	2.0%
EPAM Systems, Inc. (1)	125,984	45,630,145	2.4%
Euronet Worldwide, Inc. (1)	277,567	21,028,476	1.1%
Globant SA (1)	216,430	40,489,724	2.2%
Jack Henry & Associates, Inc.	213,097	38,841,190	2.1%
		184,287,012	9.8%
Life Sciences Tools & Services
ICON PLC (1)	215,172	39,544,310	2.1%
Repligen Corp. (1)	195,611	36,600,774	2.0%
		76,145,084	4.1%
Machinery
Graco, Inc.	491,544	29,468,063	1.6%
IDEX Corp.	199,448	39,859,683	2.1%
Ingersoll Rand, Inc.	764,771	33,083,994	1.8%
RBC Bearings, Inc. (1)	164,666	34,219,241	1.8%
		136,630,981	7.3%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.	145,482	17,524,762	0.9%
Pharmaceuticals
Catalent, Inc. (1)	372,920	26,984,491	1.4%
Professional Services
CoStar Group, Inc. (1)	599,288	41,740,409	2.2%
TransUnion	425,942	25,339,290	1.4%
		67,079,699	3.6%
Road & Rail
J.B. Hunt Transport Services, Inc.	128,437	20,090,116	1.1%
Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp. (1)	562,052	27,658,579	1.5%
Monolithic Power Systems, Inc.	90,069	32,731,075	1.7%
SolarEdge Technologies, Inc. (1)	65,162	15,082,396	0.8%
		75,472,050	4.0%
Software
ANSYS, Inc. (1)	127,430	28,251,231	1.5%
Cadence Design System, Inc. (1)	285,618	46,678,550	2.5%
NCR Corp. (1)	814,712	15,487,675	0.8%
Paycom Software, Inc. (1)	104,347	34,433,467	1.8%
PTC, Inc. (1)	222,343	23,257,078	1.3%
Synopsys, Inc. (1)	146,048	44,619,124	2.4%
Tyler Technologies, Inc. (1)	108,121	37,572,047	2.0%
		230,299,172	12.3%
Specialty Retail
Five Below, Inc. (1)	213,034	29,328,391	1.6%
Floor & Decor Holdings, Inc. (1)	376,064	26,422,257	1.4%
O'Reilly Automotive, Inc. (1)	53,702	37,771,302	2.0%
Tractor Supply Co.	182,529	33,928,490	1.8%
Williams-Sonoma, Inc.	235,300	27,730,105	1.5%
		155,180,545	8.3%
Trading Companies & Distributors
Fastenal Co.	682,375	31,416,545	1.7%
Watsco, Inc.	109,551	28,205,000	1.5%
		59,621,545	3.2%
Total Common Stocks		1,813,712,221	96.8%
(Cost $1,495,205,810)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 2.80% (2)	77,218,126	77,218,126	4.1%
Total Short-Term Investment		77,218,126	4.1%
(Cost $77,218,126)
Total Investments		1,890,930,347	100.9%
(Cost $1,572,423,936)
Liabilities in Excess of Other Assets		(17,926,985)	(0.9)%
TOTAL NET ASSETS		$1,873,003,362	100.0%

Notes to Schedule of Investments
(1) Non-Income Producing.
(2) Seven-Day Yield.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Mid Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2022 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,813,712,221	$–	$–	$1,813,712,221
Total Equity	1,813,712,221	–	–	1,813,712,221
Short-Term Investment
Money Market Mutual Fund	77,218,126	–	–	77,218,126
Total Short-Term Investment	77,218,126	–	–	77,218,126
Total Investments*	$1,890,930,347	$–	$–	$1,890,930,347

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.